June 22, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	Form N-14 for Munder Series Trust (the “Trust”) on behalf of the Munder Growth Opportunities Fund

Ladies and Gentlemen:

As sub-administrator on behalf of the Trust, attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Munder Series Trust (“Trust”).

This Form N-14 is being filed in connection with a proposed reorganization in which the Munder Growth Opportunities Fund, a series of the Trust, will acquire all of the assets of the Munder Large-Cap Growth Fund, also a series of the Trust, in exchange for shares of the Munder Growth Opportunities Fund and the assumption by the Munder Growth Opportunities Fund of the liabilities of the Munder Large-Cap Growth Fund (the “Reorganization”).

Please be advised that the Trust will provide a final tax opinion as supplemental correspondence upon the closing of the Reorganization.

Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed Form N-14 or if we may expedite the staff’s review in any way.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:           A. Eisenbeis

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